Note 10 - Net Loss Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (7,987)	$ (10,219)	$ (16,031)	$ (26,265)	$ (18,206)	$ (42,296)	$ (87,126)	$ (98,714)
Weighted average shares outstanding (basic and diluted) (in shares)	6,874,454		5,855,866		6,499,089	5,632,091	5,827,721	5,245,624
Weighted average common shares outstanding - Diluted (in shares)	6,874,454		5,855,866		6,499,089	5,632,091	5,827,721	5,245,624
Net loss per share (basic and diluted) (in dollars per share)	$ (1.16)		$ (2.74)		$ (2.8)	$ (7.51)	$ (14.95)	$ (18.82)